John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,112,855,114
(Cost $768,571,364)
Canada 8.7%		97,894,033
BCE, Inc.	182,285	9,483,518
Enbridge, Inc.	190,736	7,450,307
Fortis, Inc.	132,995	6,416,605
Great-West Lifeco, Inc.	308,865	9,268,758
Nutrien, Ltd. (New York Stock Exchange)	278,531	20,945,531
Restaurant Brands International, Inc.	271,550	16,477,654
Royal Bank of Canada	160,216	17,003,833
TELUS Corp. (A)	460,623	10,847,827
France 5.6%		63,759,786
AXA SA	485,900	14,461,955
Danone SA	81,081	5,039,945
Orange SA	825,098	8,813,836
Sanofi	147,286	14,779,249
TotalEnergies SE	405,987	20,664,801
Germany 7.9%		89,501,817
Allianz SE	73,040	17,227,105
BASF SE	156,094	10,955,500
Bayer AG	136,357	7,282,045
Deutsche Post AG	210,873	13,563,500
Deutsche Telekom AG	845,226	15,617,644
Muenchener Rueckversicherungs-Gesellschaft AG	51,540	15,215,045
Siemens AG	55,663	9,640,978
Hong Kong 0.6%		6,758,080
China Resources Gas Group, Ltd.	1,196,000	6,758,080
Ireland 1.1%		12,551,485
Medtronic PLC	121,329	12,551,485
Italy 1.9%		21,442,340
Assicurazioni Generali SpA	514,813	10,880,424
Snam SpA	1,753,548	10,561,916
Japan 1.3%		14,691,830
Tokio Marine Holdings, Inc.	141,700	7,888,388
Toyota Motor Corp.	368,100	6,803,442
Norway 1.4%		16,143,046
Orkla ASA	714,495	7,161,786
Telenor ASA	571,361	8,981,260
South Korea 1.4%		15,825,916
Samsung Electronics Company, Ltd., GDR (B)	9,624	15,825,916
Spain 0.5%		5,347,469
Industria de Diseno Textil SA	165,813	5,347,469
Switzerland 2.4%		27,642,664
Nestle SA	44,342	6,190,911
Novartis AG	169,039	14,853,800
Roche Holding AG	15,904	6,597,953
Taiwan 1.4%		16,176,161
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	134,454	16,176,161
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom 7.8%		$88,015,747
AstraZeneca PLC, ADR	316,872	18,457,794
BAE Systems PLC	1,454,200	10,844,230
British American Tobacco PLC	350,863	13,028,114
Coca-Cola Europacific Partners PLC	206,338	11,540,484
GlaxoSmithKline PLC	424,652	9,245,821
Linde PLC	17,938	6,214,261
National Grid PLC	488,525	7,044,165
Unilever PLC	216,993	11,640,878
United States 56.3%		637,104,740
AbbVie, Inc.	173,827	23,536,176
Ally Financial, Inc.	124,537	5,929,207
Altria Group, Inc.	221,367	10,490,582
Ameren Corp.	72,331	6,438,182
American Electric Power Company, Inc.	131,537	11,702,847
American Tower Corp.	22,166	6,483,555
Amgen, Inc.	29,749	6,692,633
Analog Devices, Inc.	109,662	19,275,290
Apple, Inc.	80,205	14,242,002
AT&T, Inc.	293,115	7,210,629
Broadcom, Inc.	37,624	25,035,388
Chevron Corp.	61,420	7,207,637
Cisco Systems, Inc.	358,738	22,733,227
Cummins, Inc.	34,708	7,571,203
Dominion Energy, Inc.	80,497	6,323,844
Dow, Inc.	180,243	10,223,383
Duke Energy Corp.	57,748	6,057,765
Eaton Corp. PLC	38,207	6,602,934
Emerson Electric Company	151,915	14,123,538
Entergy Corp.	78,164	8,805,175
Enterprise Products Partners LP	566,533	12,441,065
Evergy, Inc.	145,244	9,965,191
Hanesbrands, Inc.	351,446	5,876,177
Hasbro, Inc.	110,246	11,220,838
Hubbell, Inc.	30,624	6,378,060
IBM Corp.	156,602	20,931,423
Intel Corp.	121,621	6,263,482
Iron Mountain, Inc.	336,280	17,597,532
Johnson & Johnson	37,332	6,386,385
JPMorgan Chase & Co.	68,831	10,899,389
Kimberly-Clark Corp.	43,731	6,250,035
KLA Corp.	31,072	13,364,378
Lazard, Ltd., Class A	303,324	13,234,026
Leggett & Platt, Inc.	144,953	5,966,265
Lockheed Martin Corp.	18,666	6,634,083
LyondellBasell Industries NV, Class A	114,329	10,544,564
Magellan Midstream Partners LP	161,578	7,503,682
McDonald’s Corp.	27,331	7,326,621
Merck & Company, Inc.	144,953	11,109,198
MetLife, Inc.	264,532	16,530,605
Microsoft Corp.	67,664	22,756,756
MSC Industrial Direct Company, Inc., Class A	129,787	10,909,895
NextEra Energy, Inc.	67,281	6,281,354
NiSource, Inc.	224,867	6,208,578
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Omnicom Group, Inc.	116,200	$8,513,974
PepsiCo, Inc.	35,778	6,214,996
Pfizer, Inc.	187,624	11,079,197
Philip Morris International, Inc.	152,245	14,463,275
Raytheon Technologies Corp.	72,331	6,224,806
Realty Income Corp.	120,336	8,614,854
Target Corp.	28,000	6,480,320
Texas Instruments, Inc.	65,331	12,312,934
The Coca-Cola Company	198,326	11,742,882
The Home Depot, Inc.	17,811	7,391,743
The PNC Financial Services Group, Inc.	36,457	7,310,358
The Procter & Gamble Company	43,749	7,156,461
Truist Financial Corp.	133,287	7,803,954
United Parcel Service, Inc., Class B	33,541	7,189,178
Vail Resorts, Inc.	18,463	6,054,018
Verizon Communications, Inc.	193,076	10,032,229
WEC Energy Group, Inc.	63,290	6,143,560
Welltower, Inc.	67,372	5,778,496
WP Carey, Inc.	89,369	7,332,726

	Yield (%)	Shares	Value
Short-term investments 0.1%			$1,629,584
(Cost $1,629,568)
Short-term funds 0.1%			1,629,584
John Hancock Collateral Trust (C)	0.1697(D)	162,909	1,629,584

Total investments (Cost $770,200,932) 98.4%	$1,114,484,698
Other assets and liabilities, net 1.6%	17,571,969
Total net assets 100.0%	$1,132,056,667

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-21. The value of securities on loan amounted to $1,551,992. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $6 in the form of U.S. Treasuries was pledged to the fund.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 12-31-21:
Information technology	16.7%
Financials	13.6%
Health care	12.6%
Consumer staples	9.8%
Industrials	8.8%
Utilities	8.7%
Communication services	7.0%
Consumer discretionary	7.0%
Materials	5.2%
Energy	4.9%
Real estate	4.0%
Short-term investments and other	1.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$97,894,033	$97,894,033	—	—
France	63,759,786	—	$63,759,786	—
Germany	89,501,817	—	89,501,817	—
Hong Kong	6,758,080	—	6,758,080	—
Ireland	12,551,485	12,551,485	—	—
Italy	21,442,340	—	21,442,340	—
Japan	14,691,830	—	14,691,830	—
Norway	16,143,046	—	16,143,046	—
South Korea	15,825,916	—	15,825,916	—
Spain	5,347,469	—	5,347,469	—
Switzerland	27,642,664	—	27,642,664	—
Taiwan	16,176,161	16,176,161	—	—
United Kingdom	88,015,747	36,212,539	51,803,208	—
United States	637,104,740	637,104,740	—	—
Short-term investments	1,629,584	1,629,584	—	—
Total investments in securities	$1,114,484,698	$801,568,542	$312,916,156	—
6	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	162,909	$7,654,844	$217,202,816	$(223,225,264)	$3,373	$(6,185)	$172,710	—	$1,629,584
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	7